General information	12 Months Ended
Dec. 31, 2024
General Information About Financial Statements [Abstract]
General information	General information
Corporación Inmobiliaria Vesta, S. A. B. de C. V. (“Vesta” or the “Entity”) is a corporation incorporated in Mexico. The address of its registered office and principal place of business is Paseo de los Tamarindos 90, 28th floor, Mexico City.
Vesta and subsidiaries (collectively, the “Entity”) are engaged in the development, acquisition and operation of industrial buildings and distribution facilities that are rented to corporations in eleven states throughout Mexico.
1.1Significant events

Global Syndicated Sustainable Credit Facility

On December 18, 2024, Vesta closed a $545,000,000 Global Syndicated Sustainable Credit Facility (the "Facility") comprised of a $345,000,000 term loan available through two tranches, for three and five years, with an 18-month availability period and a $200,000,000 Revolving Credit Facility, substituting the Company’s prior $200,000,000 in-place un-drawn Revolving Credit Facility. The International Finance Corporation (IFC), BBVA, Citigroup, and Santander acted as Joint Lead Arrangers of the transaction The Credit Facility are subject to a sustainability pricing adjustment to the applicable margins. Vesta paid debt issuance costs in an amount of $5,563,162. As of December 31, 2024, no amount has been borrowed yet.

The Follow-On Offering

On December 7, 2023, Vesta entered into an underwriting agreement (the ‘‘Follow-On Underwriting Agreement’’) with Morgan Stanley & CO, LLC, BofA Securities, Inc. and Barclays Capital Inc., as representative of the underwriters, relating to Vesta’s sale of common shares (the ‘‘Follow-on Offering’’) of 42,500,000 Common Shares in the form of ADS, each ADS representing 10 Common Shares of Vesta’s common stock, at a Follow-on Offering price of $35.00 US dollars per ADS.

The closing of the Offering for the ADS’s took place on July 5, 2023, raising gross proceeds of approximately $445,625,000, which included 18,750,000 shares sold by Vesta upon the exercise by the underwriters of the over-allotment option in full. Issuance expenses were approximately $22,950,000. Vesta intends to use the net proceeds from the Offering to fund growth strategy including the acquisition of land or properties and related infrastructure investments, and for the development of industrial buildings.

The Offerings

On June 29, 2023, Vesta entered into an underwriting agreement (the ‘‘Underwriting Agreement’’) with Citigroup Global Markets Inc., BofA Securities, Inc. and Barclays Capital Inc., as representative of the underwriters, relating to Vesta’s initial public offering (the ‘‘Offering’’) of 125,000,000 Common Shares in the form of American Depositary Shares (the ‘‘ADS’’) each ADS representing 10 Common Shares of Vesta’s common stock (‘‘common stock’’), which included the exercise by the underwriters in full of the over-allotment option to purchase an additional 18,750,000 shares of Vesta’s common stock, at an Offering price of $31.00 US dollars per ADS.
The closing of the Offering for the ADS’s took place on July 5, 2023, raising gross proceeds of approximately $445,625,000, which included 18,750,000 shares sold by Vesta upon the exercise by the underwriters of the over-allotment option in full. Issuance expenses were approximately $22,950,000. Vesta intends to use the net proceeds from the Offering to fund growth strategy including the acquisition of land or properties and related infrastructure investments, and for the development of industrial buildings.

On April 27, 2021, Vesta announced the favorable results of its primary offering of common shares (equity issuance). The offering consisted in an equity offering of shares in Mexico through the Mexican Stock Exchange with an international distribution. Vesta received gross income of $200,000,000 from this equity issuance. The primary global offering considered 101,982,052 shares, and an over-allotment option of up to 15% calculated with respect to the number of shares subject to the primary offering, that was 15,297,306 additional shares, an option that could be exercised by the underwriters within the following 30 days to this date; such over-allotment was exercised by the underwriters on April 28, 2022 in a total of 14,797,307 shares for an amount of $29,215,419. The cost of such equity issuance was $6,019,970.
Sustainability linked revolving credit facility
On September 1, 2022, Vesta announced a new $200,000,000 sustainability linked revolving credit facility with various financial institutions. As a part of such revolving credit, Vesta paid debt issuance costs in an amount of $1,339,606. The revolving credit facility was replaced on December 18, 2024, by the aforementioned Global Syndicated Sustainable Credit Facility.